[LOGO]
JUNDT FUNDS

JUNDT
GROWTH FUND

JUNDT
U.S. EMERGING
GROWTH FUND

JUNDT
OPPORTUNITY FUND

JUNDT
TWENTY-FIVE FUND


SEMI-ANNUAL REPORT

JUNE 30, 1999


SEARCHING TODAY FOR THE GENIUSES OF TOMORROW-SM-

-------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

DEAR SHAREHOLDER,

The first two quarters of 1999 have witnessed strong economic growth and record highs in the stock market. However, the recent increase of interest rates has heightened the concerns of many investors. In trying to obtain capital appreciation over a long period of time, we believe it is important to have the ability to protect assets when market conditions are unstable and unclear. The interest rate and economic conditions currently underlying the market will continue to lead us to consider methods of protecting assets with hedging strategies.

The current investment environment is precarious. The market's price/earnings ratio exceeds 30. In addition, interest rates may be heading in a direction that could lead to a situation where equities experience greater volatility. The U.S. Treasury market has experienced a pronounced sell off. The yield on the bellwether 30-year Treasury bond has jumped from 5% at the year's outset to 6.125%, the highest level since late 1997. The Federal Reserve's 0.25% boost to short-term interest rates has also sparked concern that more rate increases will take place later this year. Many bond market investors are worried that the economy is growing too quickly and suspect that the prospect of higher inflation may cause the Federal Reserve to unleash a string of interest rate increases.

Due to the underlying interest rate and economic conditions, the Jundt Funds were managed with a degree of caution in the first and second quarters.

JUNDT GROWTH FUND

The Jundt Growth Fund concentrates on medium-to-large-size companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. The Fund seeks to invest in companies with annual revenue growth rates of at least 15%. As of June 30, the Fund's portfolio was generating top-line revenue growth of 40% versus an average of 8% for the companies comprising the Standard & Poor's 500 Index.

Companies in the telecommunications, medical devices, pharmaceutical and retail sectors were prevalent in the portfolio during the period and showed strong performance.

The aggregate returns for the various periods ended June 30, 1999, for the Jundt Growth Fund and the Fund's comparable benchmark are stated below:

                              YEAR-TO-                SINCE
                                DATE      1-YEAR  INCEPTION(1)
JUNDT GROWTH FUND*             10.87%     32.37%     179.25%
Lipper Growth Fund Index       11.90      21.69      259.68

-------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
-------------------------------------------------------------------------------

JUNDT U.S. EMERGING GROWTH FUND

The investment objective of the Jundt U.S. Emerging Growth Fund is long-term capital appreciation. The Fund seeks to attain this objective by investing in 30 to 50 of the fastest growing companies in the United States. This Fund concentrates on smaller companies. The majority of its portfolio is comprised of companies with annual revenues of less than $750 million. We place an emphasis on companies we believe will achieve annual revenue growth of at least 25%. As of June 30, the Fund's portfolio was generating top-line revenue growth of 50%.

Companies in the computer services, computer hardware, telecommunications and Internet technology sectors were the largest portions of the portfolio during the period.

The aggregate returns for the various periods ended June 30, 1999, for the Jundt U.S. Emerging Growth Fund and the Fund's comparable benchmark are stated below:

                       YEAR-TO-                SINCE
                         DATE      1-YEAR  INCEPTION(2)
JUNDT U.S. EMERGING
  GROWTH FUND**          0.07%     25.60%     165.70%
Lipper Small Cap
  Growth Fund Index      9.43       1.92       42.75

JUNDT OPPORTUNITY FUND

The Jundt Opportunity Fund seeks long-term capital appreciation by utilizing an aggressive yet flexible investment program. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect assets against adverse market price changes and to generate additional investment returns.

Companies in the computer hardware and software, telecommunications, medical devices and pharmaceutical sectors were significant positions within the Fund's portfolio during the period.

The aggregate returns for the various periods ended June 30, 1999, for the Jundt Opportunity Fund and the Fund's comparable benchmark are stated below:

                                  YEAR-TO-                SINCE
                                    DATE      1-YEAR  INCEPTION(3)
JUNDT OPPORTUNITY FUND**           10.92%     51.36%     148.54%
Lipper Capital Appreciation
  Fund Index                       14.98      20.28       65.51

-------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (CONTINUED)
-------------------------------------------------------------------------------

JUNDT TWENTY-FIVE FUND

The Jundt Twenty-Five Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a more concentrated portfolio of approximately 25 stocks, primarily of American growth companies of all sizes.

The Fund's strong performance thus far in 1999 can largely be attributed to strength in telecommunications, medical devices, computer software, pharmaceutical, computer hardware and broadcasting/cable stocks.

The aggregate returns for the various periods ended June 30, 1999, for the Jundt Twenty-Five Fund and the Fund's comparable benchmark are stated below:

                                  YEAR-TO-                SINCE
                                   DATE      1-YEAR    INCEPTION(4)
JUNDT TWENTY-FIVE FUND**          20.05%     60.81%     110.35%
Lipper Capital Appreciation
  Fund Index                      14.98      20.28       37.94

We will continue to work diligently to reach our goals--"Searching Today for the Geniuses of Tomorrow." Thank you for entrusting your business with the Jundt Funds.


Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman


* Quoted performance is for the Growth Fund's Class Ishares, which are not available for public investment. The Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class I shares are not subject to sales charges or Rule 12b-1 fees. Therefore, the performance of Class I shares will exceed that of each of the Fund's other share classes.

** Quoted performance is for the Fund's Class A shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares are subject to a maximum front-end sales charge of 5.25%. The stated return does not reflect the deduction of any front-end sales charge.

(1)Inception dates are September 3, 1991, for the Jundt Growth Fund's Class I shares and the Russell 1000 Index, and August 31, 1991, for the Lipper Growth Fund Index.

(2)Inception dates are January 2, 1996, for the Jundt U.S. Emerging Growth Fund's Class I shares and the Russell 2000 Growth Index, and December 29, 1995, for the Lipper Small Cap Growth Fund Index.

(3)Inception date is December 26, 1996, for the Jundt Opportunity Fund's Class I shares and the Index data.

(4)Inception date is December 31, 1997, for the Jundt Twenty-Five Fund's Class I shares and the Index data.

-------------------------------------------------------------------------------
JUNDT ASSOCIATES' APPROACH TO INVESTING: GROWTH FUND
-------------------------------------------------------------------------------

JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Growth Fund concentrates on medium- to larger-size companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. Within these parameters, the Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 15% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.

INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 1999
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
[CHART]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Computer Services/Software              10.6%
Computer Hardware                        6.4%
Telecommunication Infrastructure        13.2%
Electronics                              2.4%
Wireless/Telecommunication Services     10.2%
Broadcasting/Cable                      10.5%
Medical Devices/Drugs                   22.3%
Retail                                  13.3%
Internet Technology                      4.0%
Restaurants                              3.0%

-------------------------------------------------------------------------------
PERFORMANCE DATA: GROWTH FUND (UNAUDITED)
-------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------

[GRAPH]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

JUNDT GROWTH FUND(1)                         $27,925
(Class I shares without sales charge)*

JUNDT GROWTH FUND(1)                         $26,459
(Class I shares with sales charge)

RUSSELL 1000 INDEX(2)                        $41,470

LIPPER GROWTH FUND INDEX(3)                  $35,969


AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 1999)
-------------------------------------------------------------------------------

                                                   SINCE       SINCE
                            1-YEAR   5-YEAR    INCEPTION(4)   INCEPTION(5)
-------------------------------------------------------------------------------
JUNDT GROWTH CLASS A
Without sales charge*        31.89%      --           --        22.58%
With sales charge (a)        24.96       --           --        20.71
-------------------------------------------------------------------------------
JUNDT GROWTH CLASS B
Without sales charge*        31.18       --           --        21.76
With sales charge (b)        27.18       --           --        21.23
-------------------------------------------------------------------------------
JUNDT GROWTH CLASS C
Without sales charge*        31.06       --           --        21.81
With sales charge (c)        30.06       --           --        21.81
-------------------------------------------------------------------------------
JUNDT GROWTH CLASS I
Without sales charge*        32.37    21.99%       14.02%          --
With sales charge (a)        25.42    20.68        13.24           --
-------------------------------------------------------------------------------
RUSSELL 1000 INDEX           21.93    27.15        19.93        26.91
-------------------------------------------------------------------------------
LIPPER GROWTH FUND INDEX     21.69    23.83        17.76        23.89
-------------------------------------------------------------------------------


* Applicable to investors who purchased shares at net asset value (without sales charges), including shareholders who acquired Class I shares upon the Fund's conversion to an open-end fund on December 29, 1995.

(a) maximum initial sales charge of 5.25%.

(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.

(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.


(1) Total return is based on a hypothetical investment at the Fund's inception on September 3, 1991. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. Total return prior to December 29, 1995, reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I). Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2) The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is September 3, 1991.

(3) The Lipper Growth Fund Index is the composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.

(4) Inception dates are September 3, 1991, for the Fund's Class I shares and the Russell 1000 Index, and August 31, 1991, for the Lipper Growth Fund Index.

(5) Inception date is December 29, 1995, for the Fund's Class A, Class B and Class C shares and for index data.


PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

-------------------------------------------------------------------------------
                                                              Jundt Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 1999
-------------------------------------------------------------------------------


COMMON STOCKS
Industry Description and Issue                                  Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
BROADCASTING/CABLE (10.5%)
------------------------------------------------------------------------------------------------------------------------
      Cablevision Systems Corporation (b)                                 39,900       $  1,572,954         $  2,793,000
      Gemstar International Group Limited (b)                             65,600          2,011,886            4,280,400
      Time Warner Inc.                                                    44,500          2,724,788            3,270,750
                                                                                       ---------------------------------
                                                                                          6,309,628           10,344,150
                                                                                       ---------------------------------
COMPUTER HARDWARE (6.4%)
------------------------------------------------------------------------------------------------------------------------
      Dell Computer Corporation (b)                                       57,000          1,932,967            2,109,000
      EMC Corporation (b)                                                 20,000            910,008            1,100,000
      Intel Corporation                                                   52,700          2,960,945            3,135,650
                                                                                       ---------------------------------
                                                                                          5,803,920            6,344,650
                                                                                       ---------------------------------
COMPUTER SERVICES/SOFTWARE (10.6%)
------------------------------------------------------------------------------------------------------------------------
      Compuware Corporation (b)                                           38,300            950,663            1,218,419
      Microsoft Corporation (b)                                           58,400          2,584,050            5,266,950
      Novell, Inc. (b)                                                    80,200          2,007,599            2,125,300
      Unisys Corporation (b)                                              49,200          1,895,288            1,915,725
                                                                                       ---------------------------------
                                                                                          7,437,600           10,526,394
                                                                                       ---------------------------------
ELECTRONICS (2.4%)
------------------------------------------------------------------------------------------------------------------------
      Texas Instruments Incorporated                                      16,000          1,951,959            2,320,000
                                                                                       ---------------------------------
INTERNET TECHNOLOGY (4.0%)
------------------------------------------------------------------------------------------------------------------------
      America Online, Inc. (b)                                            25,000          1,626,398            2,762,500
      Intuit, Inc. (b)                                                    13,000            631,606            1,171,625
                                                                                       ---------------------------------
                                                                                          2,258,004            3,934,125
                                                                                       ---------------------------------
MEDICAL DEVICES/DRUGS (22.3%)
------------------------------------------------------------------------------------------------------------------------
      Amgen Inc. (b)                                                      15,800            922,476              961,825
      Biomatrix, Inc. (b)                                                 86,800          3,090,079            1,877,050
      Centocor, Inc. (b)                                                  64,100          2,517,439            2,988,662
      Eli Lilly and Company                                               27,200          1,810,674            1,948,200
      Immunex Corporation (b)                                             16,200          2,114,205            2,064,488
      Medtronic, Inc.                                                     13,600            747,966            1,059,100
      Merck & Co., Inc.                                                   26,200          1,928,047            1,938,800
      Monsanto Company                                                   107,400          4,704,473            4,235,588
      Schering-Plough Corporation                                         51,900          2,696,606            2,750,700
      VISX, Incorporated (b)                                              27,800          1,739,845            2,201,414
                                                                                       ---------------------------------
                                                                                         22,271,810           22,025,827
                                                                                       ---------------------------------

See accompanying notes to schedule of investments.

-------------------------------------------------------------------------------
                                                              Jundt Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                    June 30, 1999
-------------------------------------------------------------------------------


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                  Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
RESTAURANTS (3.0%)
------------------------------------------------------------------------------------------------------------------------
      Starbucks Corporation (b)                                           78,600       $  2,679,472          $ 2,952,412
                                                                                       ---------------------------------

RETAIL (13.3%)
------------------------------------------------------------------------------------------------------------------------
      AutoZone, Inc. (b)                                                  72,000          2,264,443            2,169,000
      Bed, Bath & Beyond, Inc. (b)                                        34,400            592,351            1,324,400
      The Home Depot, Inc.                                                94,648          1,493,400            6,098,880
      Staples, Inc. (b)                                                   79,489            685,631            2,459,191
      Wal-Mart Stores, Inc.                                               22,200            949,996            1,071,150
                                                                                       ---------------------------------
                                                                                          5,985,821           13,122,621
                                                                                       ---------------------------------
TELECOMMUNICATION INFRASTRUCTURE (13.2%)
------------------------------------------------------------------------------------------------------------------------
      ADC Telecommunications, Inc. (b)                                    41,600          1,290,562            1,895,400
      Cisco Systems, Inc. (b)                                             78,600          1,728,365            5,069,700
      Lucent Technologies, Inc.                                           17,400            600,010            1,173,413
      Qwest Communications International Inc. (b)                         42,200          1,284,715            1,395,237
      Tellabs, Inc. (b)                                                   53,000          1,493,784            3,580,813
                                                                                       ---------------------------------
                                                                                          6,397,436           13,114,563
                                                                                       ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (10.2%)
------------------------------------------------------------------------------------------------------------------------
      MCI WorldCom, Inc. (b)                                              22,500            547,616            1,940,625
      Nextel Communications, Inc. (b)                                     89,800          2,009,589            4,506,837
      Nokia Corp., ADR                                                    40,200          3,266,033            3,680,813
                                                                                       ---------------------------------
                                                                                          5,823,238           10,128,275
                                                                                       ---------------------------------

TOTAL COMMON STOCKS (95.9%)                                                              66,918,888           94,813,017
                                                                                       ---------------------------------
                                                                                       ---------------------------------

See accompanying notes to schedule of investments.

-------------------------------------------------------------------------------
                                                              Jundt Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                    June 30, 1999
-------------------------------------------------------------------------------


SHORT-TERM SECURITIES
                                                               Principal Amount/
Issue                                                           Number of Shares               Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.9%)
------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with Merrill Lynch Government
      Securities, Inc., 4.50% acquired on 6/30/99 and due
      7/01/99 with proceeds of $4,862,608 (collateralized by
      $4,815,000 U.S. Treasury Note, 6.25%, due 2/28/02,
      value including accrued interest, $5,618,863).                 $4,862,000         $ 4,862,000         $  4,862,000
                                                                                        --------------------------------
MONEY MARKET FUND (0.1%)
------------------------------------------------------------------------------------------------------------------------
      Norwest Treasury Fund, 5.00% (c)                                   96,083              96,083               96,083
                                                                                        --------------------------------
TOTAL SHORT-TERM SECURITIES (5.0%)                                                        4,958,083            4,958,083
                                                                                        --------------------------------
                                                                                        --------------------------------

      Total investments in securities (100.9%)                                          $71,876,971 (d)       99,771,100
                                                                                        ---------------
                                                                                        ---------------
      Liabilities in excess of other assets (-0.9%)                                                             (853,993)
                                                                                                             -----------

NET ASSETS (100.0%)                                                                                          $98,917,107
                                                                                                             -----------
                                                                                                             -----------

 Notes to Schedule of Investments:
   Percentage of investments as shown is the ratio of the total market value to total net assets.
   (a) Securities are valued by procedures described in note 2 to the financial statements.
   (b) Presently non-income producing.
   (c) Rate changes to reflect market conditions. Rate disclosed is as of June 30, 1999.
   (d) Cost for federal income tax purposes at June 30, 1999, was $71,876,971. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

-----------------------------------------------------------------
       Gross unrealized appreciation        $29,721,203
       Gross unrealized depreciation         (1,827,074)
                                            -----------
       Net unrealized appreciation          $27,894,129
-----------------------------------------------------------------

-------------------------------------------------------------------------------
JUNDT ASSOCIATES' APPROACH TO INVESTING: U.S. EMERGING GROWTH FUND
-------------------------------------------------------------------------------

THE U.S. EMERGING GROWTH FUND CONCENTRATES ON SMALLER COMPANIES with at least half the equity securities consisting of companies with annual revenues less than $750 million. Within these parameters, the U.S. Emerging Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. The focus is on companies we believe are capable of achieving annual rates of revenue growth of 25% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.

INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 1999
(AS A PERCENTAGE OF NET ASSETS)
-------------------------------------------------------------------------------

[CHART]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Medical Devices/Drugs                   5.9%
Broadcasting/Cable                      4.3%
Computer Services/Software             29.8%
Wireless/Telecommunication Services     6.3%
Telecommunication Infrastructure        7.1%
Internet Technology                    10.9%
Miscellaneous                           4.0%
Healthcare                              1.9%
Retail                                  3.5%
Restaurants                             4.5%

-------------------------------------------------------------------------------
PERFORMANCE DATA: U.S. EMERGING GROWTH FUND (UNAUDITED)
-------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------

[GRAPH]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

JUNDT U.S. EMERGING                                       $26,570
GROWTH FUND(1) (Class A shares without sales charge)*

JUNDT U.S. EMERGING GROWTH FUND(1)                        $25,175
(Class A shares with sales charge)

LIPPER SMALL CAP GROWTH FUND INDEX(2)                     $14,336

RUSSELL 2000 GROWTH INDEX(3)                              $14,273

AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 1999)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                               SINCE
                                            1-YEAR         INCEPTION(4)
-------------------------------------------------------------------------------
JUNDT U.S EMERGING GROWTH CLASS A
Without sales charge*                        25.60%             32.28%
With sales charge (a)                        19.00              30.25
-------------------------------------------------------------------------------
JUNDT U.S EMERGING GROWTH CLASS B
Without sales charge*                        24.61              31.44
With sales charge (b)                        20.61              31.00
-------------------------------------------------------------------------------
JUNDT U.S EMERGING GROWTH CLASS C
Without sales charge*                        24.58              31.42
With sales charge (c)                        23.58              31.42
-------------------------------------------------------------------------------
JUNDT U.S EMERGING GROWTH CLASS I            25.85              32.75
-------------------------------------------------------------------------------
LIPPER SMALL CAP GROWTH FUND INDEX            1.92              10.70
-------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX                     8.30              10.86
-------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value
 (without sales charges).

(a) maximum initial sales charge of 5.25%.

(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.

(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1) Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $25,682, $25,972 and $26,902, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2) The Lipper Small Cap Growth Fund Index is the composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 29, 1995.

(3) The Russell 2000 Growth Index measures the performance of the companies within the Russell 2000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.

(4) Inception dates are January 2, 1996, for the Fund's shares and the Russell 2000 Growth Index, and December 29, 1995, for Lipper Small Cap Growth Fund Index data.

PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE
OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT U.S. EMERGING GROWTH FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES.

--------------------------------------------------------------------------------
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 1999
--------------------------------------------------------------------------------


COMMON STOCKS
Industry Description and Issue                                  Number of Shares                Cost     Market Value (a)
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING/CABLE (4.3%)
-------------------------------------------------------------------------------------------------------------------------
      Gemstar International Group Limited (b)                            32,200        $   1,007,144         $  2,101,050
                                                                                       ----------------------------------
COMPUTER SERVICES/SOFTWARE (29.8%)
-------------------------------------------------------------------------------------------------------------------------
      Best Software, Inc (b)                                             32,600              492,625              525,675
      CSG Systems International Inc. (b)                                 19,800              497,475              518,513
      Citrix Systems, Inc. (b)                                           12,800              425,632              723,200
      DSET Corporation (b)                                               92,600            1,112,641            1,290,612
      Eclipsys Corporation (b)                                           47,400            1,179,027            1,134,637
      ESPS, Inc. (b)                                                     25,000              187,500              185,938
      Exchange Applications Inc. (b)                                     32,000              575,500            1,304,000
      FactSet Research Systems Inc. (b)                                  13,200              372,358              747,450
      F5 Networks, Inc. (b)                                              35,000              350,000            1,435,000
      Great Plains Software, Inc. (b)                                    10,000              368,563              471,875
      Legato Systems, Inc. (b)                                           11,100              478,075              641,025
      Marimba Inc. (b)                                                    6,000              285,313              316,125
      New Era of Networks, Inc. (b)                                      22,300              844,494              979,806
      nFront, Inc. (b)                                                   35,000              445,556              531,563
      Peregrine Systems, Inc. (b)                                        21,000              394,600              539,438
      Saleslogix Corporation (b)                                         37,700              378,913              560,787
      Sapient Corporation (b)                                            12,500              584,400              707,812
      Security Dynamics Technologies, Inc. (b)                           75,400            1,385,094            1,602,250
      Veritas Software Corporation (b)                                    4,400              172,985              417,725
                                                                                       ----------------------------------
                                                                                          10,530,751           14,633,431
                                                                                       ----------------------------------
HEALTHCARE (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      Sunrise Assisted Living, Inc. (b)                                  26,100              938,450              910,238
                                                                                       ----------------------------------


See accompanying notes to schedule of investments.
                                                                             11

--------------------------------------------------------------------------------
                                                Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                    June 30, 1999
--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
Industry Description and Issue                                  Number of Shares                Cost     Market Value (a)
-------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGY (10.9%)
-------------------------------------------------------------------------------------------------------------------------
      Ariba, Inc. (b)                                                     1,000         $     23,000         $     97,250
      autobytel.com inc. (b)                                             33,900              791,017              707,663
      Concur Technologies, Inc. (b)                                      17,000              371,963              478,125
      Preview Travel, Inc. (b)                                           64,700            1,178,851            1,419,356
      StarMedia Network, Inc. (b)                                        40,200            1,647,032            2,577,825
      Viant Corporation (b)                                               2,000               32,000               70,000
                                                                                       ----------------------------------
                                                                                           4,043,863            5,350,219
                                                                                       ----------------------------------
MEDICAL DEVICES/DRUGS (5.9%)
-------------------------------------------------------------------------------------------------------------------------
      Biomatrix, Inc. (b)                                                47,000            1,476,759            1,016,375
      Eclipse Surgical Technologies, Inc. (b)                            36,900              439,320              398,981
      Heartport, Inc. (b)                                               268,000            1,487,057              636,500
      Perclose, Inc. (b)                                                  9,200              233,433              442,175
      United Therapeutics Corporation (b)                                35,500              431,281              421,563
                                                                                       ----------------------------------
                                                                                           4,067,850            2,915,594
                                                                                       ----------------------------------
RESTAURANTS (4.5%)
-------------------------------------------------------------------------------------------------------------------------
      Famous Dave's of America, Inc. (b)                                402,000            1,358,032            1,017,562
      P.F. Chang's China Bistro, Inc. (b)                                23,300              454,163              503,863
      Rubio's Restaurants, Inc. (b)                                      44,200              661,701              682,338
                                                                                       ----------------------------------
                                                                                           2,473,896            2,203,763
                                                                                       ----------------------------------
RETAIL (3.5%)
-------------------------------------------------------------------------------------------------------------------------
      Linens 'n Things, Inc. (b)                                         21,000              610,825              918,750
      Select Comfort Corporation (b)                                     88,800            1,448,407              793,650
                                                                                       ----------------------------------
                                                                                           2,059,232            1,712,400
                                                                                       ----------------------------------
TELECOMMUNICATION INFRASTRUCTURE (7.1%)
-------------------------------------------------------------------------------------------------------------------------
      Com21, Inc. (b)                                                    26,000              368,625              443,625
      Ditech Communications Corporation (b)                              50,000              550,000            1,000,000
      Genesys Telecommunications Laboratories, Inc. (b)                  20,100              399,338              502,500
      Terayon Communication Systems, Inc. (b)                            15,100              528,300              843,713
      Uniphase Corporation (b)                                            4,300              224,480              713,800
                                                                                       ----------------------------------
                                                                                           2,070,743            3,503,638
                                                                                       ----------------------------------

See accompanying notes to schedule of investments.
                                                                             12

--------------------------------------------------------------------------------
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                     June 30, 1999
--------------------------------------------------------------------------------


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                  Number of Shares                Cost     Market Value (a)
-------------------------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (6.3%)
-------------------------------------------------------------------------------------------------------------------------
      Pinnacle Holdings Inc. (b)                                          65,000        $  1,147,613         $  1,592,500
      Viatel, Inc. (b)                                                    26,700           1,254,425            1,498,536
                                                                                       ----------------------------------
                                                                                           2,402,038            3,091,036
                                                                                       ----------------------------------
MISCELLANEOUS (4.0%)
-------------------------------------------------------------------------------------------------------------------------
      AHLServices Inc. (b)                                                24,100             765,901              600,994
      Macrovision Corporation (b)                                         18,500             992,604            1,385,187
                                                                                       ----------------------------------
                                                                                           1,758,505            1,986,181
                                                                                       ----------------------------------

TOTAL COMMON STOCKS (78.2%)                                                               31,352,472           38,407,550
                                                                                       ----------------------------------
                                                                                       ----------------------------------


See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                    June 30, 1999
--------------------------------------------------------------------------------


SHORT-TERM SECURITIES
                                                               Principal Amount/
Issue                                                           Number of Shares               Cost      Market Value (a)
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (18.5%)
-------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with Merrill Lynch Government
      Securities, Inc., 4.50% acquired on 6/30/99 and due
      7/01/99 with proceeds of $4,550,569 (collateralized by
      $4,665,000 U.S. Treasury Note, 5.25%, due 8/15/03,
      value including accrued interest, $5,676,448)                   $4,550,000        $ 4,550,000          $  4,550,000

      Repurchase agreement with Morgan Stanley Securities, Inc.,
      4.70% acquired on 6/30/99 and due 7/01/99 with proceeds
      of $4,550,594 (collateralized by $3,165,000 U.S. Treasury
      Bond, 14.00%, due 11/15/06, value including accrued
      interest, $8,648,363)                                            4,550,000          4,550,000             4,550,000
                                                                                        ---------------------------------
                                                                                          9,100,000             9,100,000
                                                                                        ---------------------------------
MONEY MARKET FUND (3.0%)
-------------------------------------------------------------------------------------------------------------------------
      Norwest Treasury Fund, 5.00% (c)                                 1,468,790          1,468,790             1,468,790
                                                                                        ---------------------------------

TOTAL SHORT-TERM SECURITIES (21.5%)                                                      10,568,790            10,568,790
                                                                                        ---------------------------------
                                                                                        ---------------------------------

      Total investments in securities (99.7%)                                           $41,921,262 (d)        48,976,340
                                                                                        -----------
                                                                                        -----------
      Other assets in excess of liabilities (0.3%)                                                                140,933
                                                                                                              -----------

NET ASSETS (100.0%)                                                                                           $49,117,273
                                                                                                              -----------
                                                                                                              -----------

 Notes to Schedule of Investments:
   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Rate changes to reflect market conditions. Rate disclosed is as of June 30, 1999.

   (d) Cost for federal income tax purposes at June 30, 1999, was $41,921,262. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

------------------------------------------------------------------------
       Gross unrealized appreciation        $ 9,733,729
       Gross unrealized depreciation         (2,678,651)
                                            -----------
       Net unrealized appreciation          $ 7,055,078
------------------------------------------------------------------------

-------------------------------------------------------------------------------
JUNDT ASSOCIATES' APPROACH TO INVESTING: OPPORTUNITY FUND
-------------------------------------------------------------------------------

THE OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION BY utilizing an aggressive yet very flexible investment program. While a percentage of equity holdings in the Opportunity Fund may at times mirror those in the Growth and the U.S. Emerging Growth Funds, the Opportunity Fund also may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Opportunity Fund to achieve its objective of capital appreciation. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 1999
(AS A PERCENTAGE OF NET ASSETS)
-------------------------------------------------------------------------------

[CHART]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Restaurants                              3.8%
Computer Services/Software              13.4%
Broadcasting/Cable                      13.4%
Healthcare                               1.0%
Medical Devices/Drugs                   17.6%
Internet Technology                      2.9%
Wireless/Telecommunication Services     16.6%
Electronics                              3.4%
Telecommunication Infrastructure         9.1%
Computer Hardware                        8.1%
Retail                                   7.5%

-------------------------------------------------------------------------------
PERFORMANCE DATA: OPPORTUNITY FUND (UNAUDITED)
-------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------

[GRAPH]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

JUNDT OPPORTUNITY FUND(1)                    $24,854
(Class A shares without sales charge)*

JUNDT OPPORTUNITY FUND(1)
(Class A shares with sales charge)           $23,549

RUSSELL 1000 GROWTH INDEX(2)                 $19,692

LIPPER CAPITAL APPRECIATION FUND INDEX(3)    $16,565

AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 1999)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                SINCE
                                          1-YEAR            INCEPTION(4)
-------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS A
Without sales charge*                      51.36%               43.73%
With sales charge (a)                      43.42                40.68
-------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS B
Without sales charge*                      50.16                42.72
With sales charge (b)                      46.16                42.01
-------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS C
Without sales charge*                      50.11                42.65
With sales charge (c)                      49.11                42.65
-------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS I                  51.65                44.12
-------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                  27.26                31.00
-------------------------------------------------------------------------------
LIPPER CAPITAL APPRECIATION FUND INDEX     20.28                22.28
-------------------------------------------------------------------------------

* Applicable to investors who purchased shares at net asset value
  (without sales charges).

(a) maximum initial sales charge of 5.25%.

(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.

(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.


(1) Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $24,115, $24,389 and $25,021, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2) The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 26, 1996.

(3) The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 26, 1996.

(4) Inception date is December 26, 1996, for both the Fund's shares and index data.

    PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT OPPORTUNITY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

--------------------------------------------------------------------------------
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 1999
--------------------------------------------------------------------------------


COMMON STOCKS
Industry Description and Issue                                  Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------------------
BROADCASTING/CABLE (13.4%)
------------------------------------------------------------------------------------------------------------------------
      Cablevision Systems Corporation (b)                                39,100           $1,868,045          $2,737,000
      Gemstar International Group Limited (b)                            46,000            1,541,521           3,001,500
      Time Warner Inc.                                                   29,100            1,840,575           2,138,850
      TV Guide, Inc., Class A (b)                                        44,600            2,043,878           1,633,475
                                                                                          ------------------------------
                                                                                           7,294,019           9,510,825
                                                                                          ------------------------------
COMPUTER HARDWARE (8.1%)
------------------------------------------------------------------------------------------------------------------------
      Dell Computer Corporation (b)                                      79,300            2,695,072           2,934,100
      EMC Corporation (b)                                                13,000              604,624             715,000
      Intel Corporation                                                  36,200            1,950,275           2,153,900
                                                                                          ------------------------------
                                                                                           5,249,971           5,803,000
                                                                                          ------------------------------
COMPUTER SERVICES/SOFTWARE (13.4%)
------------------------------------------------------------------------------------------------------------------------
      Informix Corporation (b)                                          212,500            1,822,627           1,812,891
      Microsoft Corporation (b)(e)                                       22,800            1,449,225           2,056,275
      Network Appliance, Inc. (b)                                        12,900              506,614             720,787
      Novell, Inc. (b)                                                  104,500            1,392,725           2,769,250
      Unisys Corporation (b)                                             33,600            1,317,920           1,308,300
      Veritas Software Corporation (b)                                    9,400              446,075             892,412
                                                                                          ------------------------------
                                                                                           6,935,186           9,559,915
                                                                                          ------------------------------
ELECTRONICS (3.4%)
------------------------------------------------------------------------------------------------------------------------
      Texas Instruments Incorporated                                     16,500            2,025,447           2,392,500
                                                                                          ------------------------------
HEALTHCARE (1.0%)
------------------------------------------------------------------------------------------------------------------------
      Biogen, Inc. (b)                                                   10,600              410,491             681,713
                                                                                          ------------------------------
INTERNET TECHNOLOGY (2.9%)
------------------------------------------------------------------------------------------------------------------------
      Ask Jeeves, Inc. (b)                                                2,000               28,000              28,000
      Starmedia Network, Inc. (b)                                        31,600            1,293,479           2,026,350
                                                                                          ------------------------------
                                                                                           1,321,479           2,054,350
                                                                                          ------------------------------


See accompanying notes to schedule of investments.
                                                                             17

--------------------------------------------------------------------------------
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                     June 30, 1999
--------------------------------------------------------------------------------


COMMON STOCKS (CONCLUDED)

Industry Description and Issue                                  Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (17.6%)
------------------------------------------------------------------------------------------------------------------------
      Amgen Inc. (b)                                                      8,400         $    490,430        $    511,350
      Biomatrix, Inc. (b)                                                87,900            2,912,035           1,900,837
      Centocor, Inc. (b)                                                 43,600            1,837,436           2,032,850
      Eli Lilly and Company                                              12,800              848,974             916,800
      Merck & Co., Inc.                                                  17,900            1,317,250           1,324,600
      Monsanto Company                                                  112,200            4,964,043           4,424,887
      VISX, Incorporated (b)                                             18,200            1,136,628           1,441,213
                                                                                          ------------------------------
                                                                                          13,506,796          12,552,537
                                                                                          ------------------------------
RESTAURANTS (3.8%)
------------------------------------------------------------------------------------------------------------------------
      Starbucks Corporation (b)                                          71,900            2,592,110           2,700,744
                                                                                          ------------------------------
RETAIL (7.5%)
------------------------------------------------------------------------------------------------------------------------
      Best Buy Co., Inc. (b)                                             10,800              234,549             729,000
      The Home Depot, Inc. (e)                                           22,000              761,709           1,417,625
      PETsMART, Inc. (b)(e)                                             107,300              661,305           1,099,825
      Select Comfort Corporation (b)                                    163,100            1,321,257           1,457,706
      Skechers U.S.A., Inc. (b)                                          60,000              676,800             630,000
                                                                                          ------------------------------
                                                                                           3,655,620           5,334,156
                                                                                          ------------------------------
TELECOMMUNICATION INFRASTRUCTURE (9.1%)
------------------------------------------------------------------------------------------------------------------------
      At Home Corporation (b)                                             7,400              164,453             399,138
      Cisco Systems, Inc. (b)(e)                                         30,300              904,644           1,954,350
      Network Plus Corp. (b)                                             27,500              778,313             574,063
      Qwest Communications International Inc. (b)(e)                     41,400              900,750           1,368,787
      Time Warner Telecom Inc. (b)                                       75,300            1,758,777           2,183,700
                                                                                          ------------------------------
                                                                                           4,506,937           6,480,038
                                                                                          ------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (16.6%)
------------------------------------------------------------------------------------------------------------------------
      Echostar Communications Corporation, Class A (b)                   19,000            1,034,916           2,915,312
      MCI WorldCom, Inc. (b)                                             10,900              493,906             940,125
      Nextel Communications, Inc. (b)                                    40,600            1,437,900           2,037,613
      Pinnacle Holdings Inc. (b)                                         90,000            1,293,750           2,205,000
      QUALCOMM Incorporated (b)                                          11,000            1,300,875           1,578,500
      Viatel, Inc. (b)                                                   38,800            1,954,698           2,177,650
                                                                                          ------------------------------
                                                                                           7,516,045          11,854,200
                                                                                          ------------------------------

TOTAL COMMON STOCKS (96.8%)                                                               55,014,101          68,923,978
                                                                                          ------------------------------
                                                                                          ------------------------------


See accompanying notes to schedule of investments.
                                                                             18

--------------------------------------------------------------------------------
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                     June 30, 1999
--------------------------------------------------------------------------------


SHORT-TERM SECURITIES
                                                               Principal Amount/
Issue                                                           Number of Shares               Cost      Market Value (a)
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.4%)
-------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with Merrill Lynch Government
      Securities, Inc., 4.50% acquired on 6/30/99 and due
      7/01/99 with proceeds of $3,172,397 (collateralized by
      $3,250,000 U.S. Treasury Note, 5.25%, due 8/15/03,
      value including accrued interest, $3,954,653).                 $3,172,000         $ 3,172,000          $  3,172,000
                                                                                        ---------------------------------

MONEY MARKET FUND (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      Norwest Treasury Fund, 5.00% (c)                                   36,783              36,783                36,783
                                                                                        ---------------------------------

TOTAL SHORT-TERM SECURITIES (4.5%)                                                        3,208,783             3,208,783
                                                                                        ---------------------------------
                                                                                        ---------------------------------

      Total investments in securities (101.3%)                                          $58,222,884 (d)        72,132,761
                                                                                        -----------
                                                                                        -----------
      Liabilities in excess of other assets (-1.3%)                                                              (913,687)
                                                                                                             ------------

NET ASSETS (100.0%)                                                                                           $71,219,074
                                                                                                             ------------
                                                                                                             ------------

  Notes to Schedule of Investments:
   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Rate changes to reflect market conditions. Rate disclosed is as of June 30, 1999.

   (d) Cost for federal income tax purposes at June 30, 1999, was $58,222,884. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

       -------------------------------------------------
       Gross unrealized appreciation         $16,141,039
       Gross unrealized depreciation          (2,231,162)
                                             -----------
       Net unrealized appreciation           $13,909,877
       -------------------------------------------------

   (e) Security is pledged as collateral for Uncovered Short Sales entered into as of June 30, 1999:

       -------------------------------------------------
       Shares             Issue            Market Value
       -------------------------------------------------
       10,000     The St. Paul Company      $(318,125)
       -------------------------------------------------
       Total (Proceeds--$345,013)
       -------------------------------------------------

-------------------------------------------------------------------------------
JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY-FIVE FUND
-------------------------------------------------------------------------------

THE TWENTY-FIVE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a more concentrated portfolio of approximately 25 issues of common stock. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies in this Fund will typically be companies that also are represented in the other Jundt Funds. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.

INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 1999
(AS A PERCENTAGE OF NET ASSETS)
-------------------------------------------------------------------------------

[CHART]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Restaurants                              3.7%
Computer Services/Software              12.7%
Computer Hardware                        3.8%
Medical Devices/Drugs                   15.8%
Broadcasting/Cable                       9.4%
Telecommunication Infrastructure        11.9%
Wireless/Telecommunication Services     14.3%
Internet Technology                      4.7%
Retail                                   2.9%

-------------------------------------------------------------------------------
PERFORMANCE DATA: TWENTY-FIVE FUND (UNAUDITED)
-------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------

[GRAPH]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

JUNDT TWENTY-FIVE FUND(1)                    $21,035
(Class A shares without sales charge)*

JUNDT TWENTY-FIVE FUND(1)                    $19,930
(Class A shares with sales charge)

RUSSELL 1000 GROWTH INDEX(2)                 $15,320

LIPPER CAPITAL APPRECIATION FUND INDEX(3)    $13,794

AGGREGATE ANNUAL TOTAL RETURNS (for periods ended June 30, 1999)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                               SINCE
                                           1-YEAR         INCEPTION(4)
-------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS A
 Without sales charge*                      60.81%             64.39%
 With sales charge (a)                      52.37              58.57
-------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS B
 Without sales charge*                      59.14              62.91
 With sales charge (b)                      55.14              60.80
-------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS C
 Without sales charge*                      59.65              63.26
 With sales charge (c)                      58.65              63.26
-------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS I                  61.09              64.75
-------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX                  27.26              33.00
-------------------------------------------------------------------------------
 LIPPER CAPITAL APPRECIATION
 FUND INDEX                                 20.28              23.92
-------------------------------------------------------------------------------

* Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.25%.
(b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
(c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.


(1) Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares (reflecting the deduction of the maximum deferred sales charge of 4%), Class C shares and Class I shares (which are not subject to any sales charges) over the same time period was $20,351, $20,818 and $21,102, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2) The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1997.

(3) The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1997.

(4) Inception date is December 31, 1997, for the Fund's shares.

    PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT TWENTY-FIVE FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

--------------------------------------------------------------------------------
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 1999
--------------------------------------------------------------------------------


COMMON STOCKS
Industry Description and Issue                                  Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------------------
BROADCASTING/CABLE (9.4%)
------------------------------------------------------------------------------------------------------------------------
      Cablevision Systems Corporation (b)                                22,000          $ 1,268,435          $1,540,000
      Gemstar International Group Limited (b)                            30,000            1,003,668           1,957,500
                                                                                         -------------------------------
                                                                                           2,272,103           3,497,500
                                                                                         -------------------------------
COMPUTER HARDWARE (3.8%)
------------------------------------------------------------------------------------------------------------------------
      Dell Computer Corporation (b)                                      38,700            1,339,931           1,431,900
                                                                                         -------------------------------
COMPUTER SERVICES/SOFTWARE (12.7%)
------------------------------------------------------------------------------------------------------------------------
      Microsoft Corporation (b)                                          11,000              782,263             992,062
      Network Appliance, Inc. (b)                                         7,600              339,118             424,650
      Novell, Inc. (b)                                                   52,400            1,262,662           1,388,600
      Sapient Corporation (b)                                             8,200              497,238             464,325
      Siebel Systems, Inc. (b)                                           16,500              626,183           1,095,187
      Veritas Software Corporation (b)                                    4,000              221,697             379,750
                                                                                         -------------------------------
                                                                                           3,729,161           4,744,574
                                                                                         -------------------------------
INTERNET TECHNOLOGY (4.7%)
------------------------------------------------------------------------------------------------------------------------
      America Online, Inc. (b)                                            6,000              626,171             663,000
      Intuit, Inc. (b)                                                   12,100              896,256           1,090,513
                                                                                         -------------------------------
                                                                                           1,522,427           1,753,513
                                                                                         -------------------------------
MEDICAL DEVICES/DRUGS (15.8%)
------------------------------------------------------------------------------------------------------------------------
      Biomatrix, Inc. (b)                                                50,300            1,673,722           1,087,738
      Immunex Corporation (b)                                             8,100            1,057,635           1,032,244
      Monsanto Company                                                   53,800            2,364,034           2,121,737
      Perclose, Inc. (b)                                                  7,300              185,230             350,856
      VISX, Incorporated (b)                                             16,200            1,027,603           1,282,838
                                                                                         -------------------------------
                                                                                           6,308,224           5,875,413
                                                                                         -------------------------------

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                      June 30,1999
--------------------------------------------------------------------------------


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                  Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------------------
RESTAURANTS (3.7%)
------------------------------------------------------------------------------------------------------------------------
      Starbucks Corporation (b)                                          36,200          $ 1,285,957          $1,359,763
                                                                                         -------------------------------
RETAIL (2.9%)
------------------------------------------------------------------------------------------------------------------------
      The Home Depot, Inc.                                               16,800              962,411           1,082,550
                                                                                         -------------------------------
TELECOMMUNICATION INFRASTRUCTURE (11.9%)
------------------------------------------------------------------------------------------------------------------------
      Cisco Systems, Inc. (b)                                            18,800              925,837           1,212,600
      QWest Communications International, Inc. (b)                       25,800              708,980             853,013
      Tellabs, Inc. (b)                                                   9,200              298,938             621,575
      Time Warner Telecom Inc. (b)                                       60,000            1,391,189           1,740,000
                                                                                         -------------------------------
                                                                                           3,324,944           4,427,188
                                                                                         -------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (14.3%)
------------------------------------------------------------------------------------------------------------------------
      EchoStar Communications Corporation, Class A (b)                    9,100              646,088           1,396,281
      MCI WorldCom, Inc. (b)                                              8,400              776,212             724,500
      Nokia Corp., ADR                                                   15,100            1,326,034           1,382,594
      Viatel, Inc. (b)                                                   31,900            1,469,600           1,790,387
                                                                                         -------------------------------
                                                                                           4,217,934           5,293,762
                                                                                         -------------------------------
TOTAL COMMON STOCKS (79.2%)                                                               24,963,092          29,466,163
                                                                                         -------------------------------
                                                                                         -------------------------------

See accompanying notes to schedule of investments.

-------------------------------------------------------------------------------
                                                         Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)                    June 30, 1999
-------------------------------------------------------------------------------


SHORT-TERM SECURITIES
                                                               Principal Amount/
Issue                                                           Number of Shares               Cost      Market Value (a)
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (20.9%)
-------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with Merrill Lynch Government
      Securities, Inc., 4.50% acquired on 6/30/99 and due
      7/01/99 with proceeds of $7,783,973 (collateralized by
      $7,975,000 U.S. Treasury Note, 5.25%, due 8/15/03
      value including accrued interest, $9,804,734).                 $7,783,000        $  7,783,000          $  7,783,000
                                                                                       ----------------------------------
MONEY MARKET FUND (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      Norwest Treasury Fund, 5.00% (c)                                   19,749              19,749                19,749
                                                                                       ----------------------------------

TOTAL SHORT-TERM SECURITIES (21.0%)                                                       7,802,749             7,802,749
                                                                                       ----------------------------------
                                                                                       ----------------------------------

      Total investments in securities (100.2%)                                         $ 32,765,841 (d)        37,268,912
                                                                                       ------------
                                                                                       ------------
      Liabilities in excess of other assets (-0.2%)                                                               (54,785)
                                                                                                              -----------


NET ASSETS (100.0%)                                                                                           $37,214,127
                                                                                                              -----------
                                                                                                              -----------

  Notes to Schedule of Investments:
    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Rate changes to reflect market conditions. Rate disclosed is as of June 30, 1999.

    (d) Cost for federal income tax purposes at June 30,1999, was $32,765,841. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

        -------------------------------------------------
        Gross unrealized appreciation          $5,441,368
        Gross unrealized depreciation            (938,297)
                                               ----------
        Net unrealized appreciation            $4,503,071
        -------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (UNAUDITED)                                   June 30, 1999
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                    Jundt         Jundt U.S.       Jundt           Jundt
                                                                    Growth         Emerging      Opportunity    Twenty-Five
                                                                     Fund         Growth Fund       Fund           Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------
      Investment in securities, at market value (note 2)
        including repurchase agreements of $4,862,000;
      $9,100,000; $3,172,000; and $7,783,000, respectively
      (identified cost: $71,876,971; $41,921,262;
      $58,222,884; and $32,765,841, respectively)                $ 99,771,100     $48,976,340   $72,132,761    $37,268,912
      Cash                                                                 --              --           840             --
      Receivable for securities sold                                  996,042       1,127,388            --        935,744
      Receivable for capital shares sold                               96,857         356,272       396,731        491,063
      Receivable from brokers for proceeds
        on securities sold short                                           --              --       345,013             --
      Receivable from investment adviser                                   --          14,027        23,973          8,135
      Dividends and accrued interest receivable                         9,879           1,163         5,230          7,483
      Deferred organizational costs                                        --          26,144        21,178         22,515
      Prepaid expenses and other assets                                 6,637           8,209         8,773          4,486
                                                                 ---------------------------------------------------------
        Total assets                                              100,880,515      50,509,543    72,934,499     38,738,338
                                                                 ---------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
      Common stocks sold short, at market value
        (proceeds--$345,013)                                               --              --       318,125             --
      Payable for securities purchased                              1,615,807       1,222,032       806,313      1,326,033
      Payable for capital shares redeemed                              48,298          25,120       368,335         73,817
      Accrued investment advisory fee                                  77,827          36,709        70,616         36,998
      Accrued administrative fee                                       15,565           7,342        10,864          5,660
      Accrued distribution fee                                          2,272          20,907        25,848         13,655
      Short sale dividends payable                                         --              --         2,600             --
      Accrued expenses and other liabilities                          203,639          80,160       112,724         68,048
                                                                 ---------------------------------------------------------
        Total liabilities                                           1,963,408       1,392,270     1,715,425      1,524,211
                                                                 ---------------------------------------------------------
      Net assets applicable to outstanding capital stock         $ 98,917,107     $49,117,273   $71,219,074    $37,214,127
                                                                 ---------------------------------------------------------
                                                                 ---------------------------------------------------------


-------------------------------------------------------------------------------
See accompanying notes to financial statements.                              25

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS  (UNAUDITED)(CONTINUED)                       JUNE 30, 1999
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                    Jundt         Jundt U.S.         Jundt            Jundt
                                                                    Growth         Emerging        Opportunity     Twenty-Five
                                                                     Fund         Growth Fund         Fund            Fund
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------------------------------
      Capital stock (note 1)                                      $56,896,285     $43,472,463      $58,480,303      $31,037,049
      Accumulated net investment loss                                (411,596)       (193,216)        (422,918)        (110,148)
      Accumulated net realized gain (loss) on investments          14,538,289      (1,217,052)        (775,076)       1,784,155
      Unrealized appreciation on investments                       27,894,129       7,055,078       13,936,765        4,503,071
                                                                  -------------------------------------------------------------
      Total, representing net assets applicable to
        outstanding capital stock                                 $98,917,107     $49,117,273      $71,219,074      $37,214,127
                                                                  -------------------------------------------------------------
                                                                  -------------------------------------------------------------
      Net assets applicable to outstanding Class A shares         $ 2,239,046     $15,874,294      $22,744,635      $12,789,935
                                                                  -------------------------------------------------------------
                                                                  -------------------------------------------------------------
      Net assets applicable to outstanding Class B shares         $ 1,841,367     $14,566,854      $17,047,071      $ 9,366,177
                                                                  -------------------------------------------------------------
                                                                  -------------------------------------------------------------
      Net assets applicable to outstanding Class C shares         $   719,552     $ 9,787,713      $11,605,574      $ 5,863,626
                                                                  -------------------------------------------------------------
                                                                  -------------------------------------------------------------
      Net assets applicable to outstanding Class I shares         $94,117,142     $ 8,888,412      $19,821,794      $ 9,194,389
                                                                  -------------------------------------------------------------
                                                                  -------------------------------------------------------------

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------------
      Class A shares of capital stock outstanding:
        121,457; 1,060,690; 1,294,592; and 663,285, respectively       $18.43          $14.97           $17.57           $19.28
                                                                  -------------------------------------------------------------
                                                                  -------------------------------------------------------------
      Class B shares of capital stock outstanding:
        102,878; 999,882; 988,700; and 492,425, respectively           $17.90          $14.57           $17.24           $19.02
                                                                  -------------------------------------------------------------
                                                                  -------------------------------------------------------------
      Class C shares of capital stock outstanding:
        40,144; 671,645; 674,750; and 306,486, respectively            $17.92          $14.57           $17.20           $19.13
                                                                  -------------------------------------------------------------
                                                                  -------------------------------------------------------------
      Class I shares of capital stock outstanding:
        5,044,539; 583,174; 1,119,694; and 475,631, respectively       $18.66          $15.24           $17.70           $19.33
                                                                  -------------------------------------------------------------
                                                                  -------------------------------------------------------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               26

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS  (UNAUDITED)(CONTINUED)                      JUNE 30, 1999
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                Jundt     Jundt U.S. Emerging      Jundt            Jundt
For the six months ended 6/30/99                             Growth Fund     Growth Fund       Opportunity Fund  Twenty-Five Fund
----------------------------------------------------------------------------------------------------------------------------------
INCOME
----------------------------------------------------------------------------------------------------------------------------------
      Interest                                               $  328,089     $   303,691          $  356,736       $  181,086
      Dividends                                                  80,327           1,320              35,725           10,103
                                                            ----------------------------------------------------------------
                                                                408,416         305,011             392,461          191,189
                                                            ----------------------------------------------------------------

EXPENSES (note 4)
----------------------------------------------------------------------------------------------------------------------------------
      Investment adviser fee                                    470,262         189,751             372,722          162,165
      Transfer agent fee                                        102,344          62,941              84,586           56,547
      Administrative fee                                         94,052          37,950              57,342           24,901
      Registration fee                                           32,756          23,231              27,405           22,644
      Legal fees                                                 23,537           9,238              17,700            7,065
      Reports to shareholders                                    27,517           7,994              10,863            3,537
      Directors' fees                                            22,779           8,089              12,848            4,929
      Custodian fee                                              10,481           9,781              14,253           10,090
      Amortization of deferred organizational costs                  --           8,601               4,212            3,184
      Audit fees                                                 14,222           6,719              13,573            6,015
      Dividends on short sales                                       --              --              21,439               --
      Account maintenance fee:
        Class A                                                   1,895          14,959              22,260           10,882
        Class B                                                   1,299          13,516              16,219            6,652
        Class C                                                     641           8,039               9,855            3,591
      Distribution fee:
        Class B                                                   3,897          40,548              48,657           19,955
        Class C                                                   1,924          24,116              29,564           10,772
      Other                                                      12,369           8,137               9,285            7,396
                                                            ----------------------------------------------------------------
           Total expenses before reimbursement                  819,975         473,610             772,783          360,325
      Reimbursement of expenses                                      --         (78,318)            (82,782)         (58,988)
                                                            ----------------------------------------------------------------
           Expenses after reimbursement                         819,975         395,292             690,001          301,337
                                                            ----------------------------------------------------------------
      Net investment loss                                      (411,559)        (90,281)           (297,540)        (110,148)
                                                            ----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain on investments and futures
         transactions (note 3)                               16,024,739           3,404           2,133,870        1,917,539
      Net realized loss on short sale transactions (note 3)          --              --            (803,214)              --
                                                            ----------------------------------------------------------------
      Net realized gain on investments, futures
          transactions and short sale transactions           16,024,739           3,404           1,330,656        1,917,539
                                                            ----------------------------------------------------------------
      Net change in unrealized appreciation (depreciation)
         on investments                                      (5,954,068)        964,608           4,894,233        2,842,394
                                                            ----------------------------------------------------------------
            Net gain on investments                          10,070,671         968,012           6,224,889        4,759,933
                                                            ----------------------------------------------------------------
      Net increase in net assets resulting from operations  $ 9,659,112       $ 877,731          $5,927,349       $4,649,785
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               27

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              Jundt Growth Fund
                                                                                  ---------------------------------------
                                                                                  For the six months ended    Year ended
                                                                                     6/30/99 (unaudited)       12/31/98
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
      Net investment loss                                                              $   (411,559)        $ (1,020,460)
      Net realized gain on investments, futures transactions and
        short sale transactions                                                          16,024,739           16,059,306
      Net change in unrealized appreciation (depreciation) on investments                (5,954,068)          15,406,886
                                                                                  ---------------------------------------
      Net increase in net assets resulting from operations                                9,659,112           30,445,732
                                                                                  ---------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
      Investment income--net                                                                     --                   --
      Realized capital gains--net                                                                --          (16,565,764)
                                                                                  ---------------------------------------
      Total dividends and distributions to shareholders                                          --          (16,565,764)
                                                                                  ---------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
      Net proceeds from shares sold:
        Class A shares                                                                    1,557,995              349,721
        Class B shares                                                                    1,295,969              253,844
        Class C shares                                                                      437,664              172,098
        Class I shares                                                                      354,576              418,518
      Distributions reinvested:
        Class A shares                                                                           --              111,672
        Class B shares                                                                           --               83,942
        Class C shares                                                                           --               35,442
        Class I shares                                                                           --           10,672,487
      Cost of shares redeemed:
        Class A shares                                                                     (392,386)            (218,461)
        Class B shares                                                                      (67,031)             (46,703)
        Class C shares                                                                      (20,477)             (45,271)
        Class I shares                                                                   (4,385,578)         (17,026,901)
                                                                                  ---------------------------------------
      Net increase (decrease) in net assets
        from capital share transactions                                                  (1,219,268)          (5,239,612)
                                                                                  ---------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                                        8,439,844            8,640,356
      Net assets at beginning of period                                                  90,477,263           81,836,907
                                                                                  ---------------------------------------
      Net assets at end of period                                                       $98,917,107          $90,477,263
                                                                                  ---------------------------------------
                                                                                  ---------------------------------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               28

--------------------------------------------------------------------------------
                                                                   June 30, 1999
--------------------------------------------------------------------------------

                                                                                     Jundt U.S. Emerging Growth Fund
                                                                                  ----------------------------------------
                                                                                  For the six months ended  Year ended
                                                                                     6/30/99 (unaudited)     12/31/98
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
      Net investment loss                                                              $   (90,281)          $  (277,188)
      Net realized gain on investments, futures transactions and
        short sale transactions                                                              3,404             3,540,329
      Net change in unrealized appreciation (depreciation) on investments                  964,608             4,632,268
                                                                                  ----------------------------------------
      Net increase in net assets resulting from operations                                 877,731             7,895,409
                                                                                  ----------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
      Investment income--net                                                                    --                    --
      Realized capital gains--net                                                               --            (4,838,503)
                                                                                  ----------------------------------------
      Total dividends and distributions to shareholders                                         --            (4,838,503)
                                                                                  ----------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
      Net proceeds from shares sold:
        Class A shares                                                                  11,227,968             5,541,874
        Class B shares                                                                   6,611,639             4,835,251
        Class C shares                                                                   7,388,077             2,295,856
        Class I shares                                                                     307,767               321,016
      Distributions reinvested:
        Class A shares                                                                          --             1,068,038
        Class B shares                                                                          --             1,322,588
        Class C shares                                                                          --               428,317
        Class I shares                                                                          --               744,262
      Cost of shares redeemed:
        Class A shares                                                                  (3,737,016)           (1,264,297)
        Class B shares                                                                    (775,830)           (2,130,547)
        Class C shares                                                                  (1,201,576)           (1,225,401)
        Class I shares                                                                  (1,746,231)           (4,024,032)
                                                                                  ----------------------------------------
      Net increase (decrease) in net assets
        from capital share transactions                                                 18,074,798             7,912,925
                                                                                  ----------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                                      18,952,529            10,969,831
      Net assets at beginning of period                                                 30,164,744            19,194,913
                                                                                  ----------------------------------------
      Net assets at end of period                                                      $49,117,273           $30,164,744
                                                                                  ----------------------------------------
                                                                                  ----------------------------------------
                                                                                           Jundt Opportunity Fund
                                                                                  ----------------------------------------
                                                                                  For the six months ended   Year ended
                                                                                     6/30/99 (unaudited)      12/31/98
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
      Net investment loss                                                               $  (297,540)        $    (242,312)
      Net realized gain on investments, futures transactions and
        short sale transactions                                                           1,330,656             1,812,334
      Net change in unrealized appreciation (depreciation) on investments                 4,894,233             9,092,058
                                                                                  ----------------------------------------
      Net increase in net assets resulting from operations                                5,927,349            10,662,080
                                                                                  ----------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
      Investment income--net                                                                    --                     --
      Realized capital gains--net                                                               --             (3,693,953)
                                                                                  ----------------------------------------
      Total dividends and distributions to shareholders                                         --             (3,693,953)
                                                                                  ----------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
      Net proceeds from shares sold:
        Class A shares                                                                   14,483,484             7,610,926
        Class B shares                                                                    8,568,895             5,002,356
        Class C shares                                                                    8,245,024             1,973,366
        Class I shares                                                                      225,894             8,867,163
      Distributions reinvested:
        Class A shares                                                                           --               799,925
        Class B shares                                                                           --               757,789
        Class C shares                                                                           --               236,036
        Class I shares                                                                           --             1,653,982
      Cost of shares redeemed:
        Class A shares                                                                   (3,359,157)             (954,361)
        Class B shares                                                                   (1,237,546)           (1,022,932)
        Class C shares                                                                     (218,944)             (202,152)
        Class I shares                                                                     (601,598)             (286,640)
                                                                                  ----------------------------------------
      Net increase (decrease) in net assets
        from capital share transactions                                                  26,106,052            24,435,458
                                                                                  ----------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                                       32,033,401            31,403,585
      Net assets at beginning of period                                                  39,185,673             7,782,088
                                                                                  ----------------------------------------
      Net assets at end of period                                                       $71,219,074           $39,185,673
                                                                                  ----------------------------------------
                                                                                  ----------------------------------------
                                                                                           Jundt Twenty-Five Fund
                                                                                  ------------------------------------
                                                                                  For the six months ended  Year ended
                                                                                     6/30/99 (unaudited)     12/31/98
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------
      Net investment loss                                                               $  (110,148)       $  (32,425)
      Net realized gain on investments, futures transactions and
        short sale transactions                                                           1,917,539           502,873
      Net change in unrealized appreciation (depreciation) on investments                 2,842,394         1,660,677
                                                                                  ------------------------------------
      Net increase in net assets resulting from operations                                4,649,785         2,131,125
                                                                                  ------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
      Investment income--net                                                                     --           (33,217)
      Realized capital gains--net                                                                --          (636,523)
                                                                                  ------------------------------------
      Total dividends and distributions to shareholders                                          --          (669,740)
                                                                                  ------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
      Net proceeds from shares sold:
        Class A shares                                                                    8,984,099         2,918,424
        Class B shares                                                                    6,118,049         2,056,058
        Class C shares                                                                    4,843,954           524,732
        Class I shares                                                                    4,736,049           873,435
      Distributions reinvested:
        Class A shares                                                                           --           212,257
        Class B shares                                                                           --           167,369
        Class C shares                                                                           --            45,288
        Class I shares                                                                           --           197,266
      Cost of shares redeemed:
        Class A shares                                                                     (977,891)         (314,188)
        Class B shares                                                                      (23,852)           (2,762)
        Class C shares                                                                     (164,943)           (4,313)
        Class I shares                                                                      (46,786)          (39,328)
                                                                                  ------------------------------------
      Net increase (decrease) in net assets
        from capital share transactions                                                  23,468,679         6,634,238
                                                                                  ------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                                       28,118,464         8,095,623
      Net assets at beginning of period                                                   9,095,663         1,000,040
                                                                                  ------------------------------------
      Net assets at end of period                                                       $37,214,127        $9,095,663
                                                                                  ------------------------------------
                                                                                  ------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                             Jundt Growth Fund
                                                               --------------------------------------
                                                               For the six months ended  Year ended
                                                                  6/30/99 (unaudited)     12/31/98
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------
      Shares sold:
        Class A shares                                                    86,880             20,906
        Class B shares                                                    75,078             15,594
        Class C shares                                                    25,606             10,773
        Class I shares                                                    19,809             25,096
      Shares issued for dividends reinvested:
        Class A shares                                                        --              6,923
        Class B shares                                                        --              5,343
        Class C shares                                                        --              2,253
        Class I shares                                                        --            655,156
      Shares redeemed:
        Class A shares                                                   (22,697)           (13,115)
        Class B shares                                                    (3,920)            (2,753)
        Class C shares                                                    (1,217)            (2,969)
        Class I shares                                                  (247,189)        (1,076,518)
                                                              --------------------------------------
      Net increase (decrease) in shares outstanding                      (67,650)          (353,311)
                                                              --------------------------------------
                                                              --------------------------------------


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               30

--------------------------------------------------------------------------------
                                                                   June 30, 1999
--------------------------------------------------------------------------------

                                                          Jundt U.S. Emerging Growth Fund              Jundt Opportunity Fund
                                                       -----------------------------------------------------------------------------
                                                       For the six months ended  Year ended    For the six months ended   Year ended
                                                          6/30/99 (unaudited)     12/31/98        6/30/99 (unaudited)      12/31/98
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold:
        Class A shares                                          791,296           387,148             875,193               541,117
        Class B shares                                          478,178           353,188             526,520               353,809
        Class C shares                                          534,425           162,620             510,546               138,215
        Class I shares                                           21,732            22,537              14,089               696,667
      Shares issued for dividends reinvested:
        Class A shares                                               --            76,343                  --                52,317
        Class B shares                                               --            96,751                  --                50,318
        Class C shares                                               --            31,310                  --                15,704
        Class I shares                                               --            52,302                  --               107,541
      Shares redeemed:
        Class A shares                                         (269,056)          (86,818)           (202,737)              (69,605)
        Class B shares                                          (56,970)         (164,853)            (75,635)              (76,346)
        Class C shares                                          (88,391)          (86,234)            (13,402)              (15,420)
        Class I shares                                         (118,191)         (283,626)            (35,595)              (22,204)
                                                       -----------------------------------------------------------------------------
      Net increase (decrease) in shares outstanding           1,293,023           560,668           1,598,979             1,772,113
                                                       -----------------------------------------------------------------------------
                                                       -----------------------------------------------------------------------------
                                                                          Jundt Twenty-Five Fund
                                                              ----------------------------------------
                                                                  For the six months ended  Year ended
                                                                     6/30/99 (unaudited)     12/31/98
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------
      Shares sold:
        Class A shares                                                   520,503             205,005
        Class B shares                                                   347,736             134,446
        Class C shares                                                   274,012              38,184
        Class I shares                                                   296,150              75,548
      Shares issued for dividends reinvested:
        Class A shares                                                        --              13,616
        Class B shares                                                        --              10,809
        Class C shares                                                        --               2,920
        Class I shares                                                        --              12,629
      Shares redeemed:
        Class A shares                                                   (55,300)            (21,540)
        Class B shares                                                    (1,342)               (225)
        Class C shares                                                    (9,334)               (297)
        Class I shares                                                    (2,587)             (3,110)
                                                              ----------------------------------------
      Net increase (decrease) in shares outstanding                    1,369,838             467,985
                                                              ----------------------------------------
                                                              ----------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          June 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION

The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") commenced operations on September 3, 1991, as a diversified, closed-end investment company and converted to an open-end investment company immediately following the close of business on December 28, 1995. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") are Funds within Jundt Funds, Inc. (the "Company"). The Company accounts separately for the assets, liabilities and operations of each Fund. U.S. Emerging Growth Fund, a diversified Fund of the Company, commenced operations on January 2, 1996. Opportunity Fund, a non-diversified Fund of the Company, commenced operations on December 26, 1996. Twenty-Five Fund, a non-diversified Fund of the Company, commenced operations on December 31, 1997.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each Fund then in existence were referred to as Class A shares, and the current Class A shares of each such Fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Funds' Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund.

The investment objective of each Fund is as follows:

- Growth Fund--to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

- U.S. Emerging Growth Fund--to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging growth companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

- Opportunity Fund--to provide capital appreciation by employing an aggressive yet flexible investment program emphasizing investments in domestic companies that are believed by the Adviser to have significant potential for capital appreciation.

- Twenty-Five Fund--to provide long-term capital appreciation by investing in a core portfolio of approximately 20 to 30 issues of common stock.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)               June 30, 1999
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES

Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities. Opportunity Fund and Twenty-Five Fund may also use options for purposes of increasing investment return.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)               June 30, 1999
--------------------------------------------------------------------------------

Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund and Twenty-Five Fund may also use financial futures contracts for purposes of increasing investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SHORT SALE TRANSACTIONS: Opportunity Fund and Twenty-Five Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at June 30, 1999, and their related market values and proceeds, are set forth in the Notes to Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES

Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING COSTS

Organization costs were incurred in connection with the start-up and initial registration of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. These costs are being amortized over 60 months on a straight-line basis from the commencement of investment operations of such Fund. In the event any of the initial shares are redeemed during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding at the time of redemption.

Offering costs were capitalized by the Funds and amortized over twelve months commencing with operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the six months ended June 30, 1999, for Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                             Cost of      Proceeds
                                            Purchases    from Sales
--------------------------------------------------------------------
Growth Fund                                $60,348,264   $63,421,844
U.S. Emerging
  Growth Fund                              $31,886,342   $20,890,170
Opportunity Fund
  Long-term investment transactions        $77,567,241   $49,585,491
  Short sale transactions                  $28,755,868   $27,952,654
Twenty-Five Fund                           $38,097,840   $21,623,166
--------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)               June 30, 1999
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund--1% of each Fund's average daily net assets; Opportunity Fund and Twenty-Five Fund--1.3% of each Fund's average daily net assets. The Adviser has voluntarily agreed to pay certain expenses in U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. Such voluntary expense reimbursement may be discontinued or modified at the Adviser's sole discretion.

Jundt Funds, Inc. entered into administration agreements for the period January 1, 1999, through June 30, 1999, with Princeton Administrators, L.P. (the "Administrator") which provide the Administrator with a monthly administrative fee equal to an annualized rate of 0.20% of each Fund's average daily net assets, subject to an annual minimum fee of $40,000 for each Fund. The Growth Fund's administration agreement provides the Administrator with a monthly administrative fee equal to an annualized rate of 0.20% of the Fund's average daily net assets, subject to an annual minimum fee of $125,000. For its fee, the Administrator provides certain administrative, accounting, clerical and record keeping services for each Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:

                           Account
                         Maintenance        Distribution
                             Fee                 Fee
----------------------------------------------------------
Class A                      0.25%                --
Class B                      0.25%               0.75%
Class C                      0.25%               0.75%
----------------------------------------------------------

In addition to the investment management fee, the administrative fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; and other miscellaneous expenses.

Legal fees of $23,537 for the six months ended June 30, 1999, for Growth Fund, $9,238 for U.S. Emerging Growth Fund, $16,441 for Opportunity Fund and $6,385 for Twenty-Five Fund were incurred for a law firm of which the secretary of each Fund is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor. The Company and Growth Fund pay each director who is not an "affiliated person" as defined in the Act a combined fee of $13,000 per year plus $1,300 for each meeting attended.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS -- GROWTH FUND AND U.S. EMERGING GROWTH FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows. (For periods prior to December 31, 1995, the Growth Fund operated as a closed-end investment company.)


                                                                            Net Realized
                                              Beginning                          and          Dividends     Distributions
                                              Net Asset          Net         Unrealized       from Net        from Net
                                              Value Per      Investment    Gain (Loss) on    Investment      Investment
                                                Share           Loss         Investments       Income           Gains
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
   Six months ended 6/30/99 (unaudited)        $16.66          (0.09)           1.86             --                 --
   Year ended 12/31/98                         $14.20          (0.24)           6.22             --              (3.52)
   Year ended 12/31/97                         $13.64          (0.23)           1.64             --              (0.85)
   Year ended 12/31/96                         $11.95          (0.26)           2.03             --              (0.08)
Class B
   Six months ended 6/30/99 (unaudited)        $16.23          (0.15)           1.82             --                 --
   Year ended 12/31/98                         $13.99          (0.35)           6.11             --              (3.52)
   Year ended 12/31/97                         $13.56          (0.32)           1.60             --              (0.85)
   Year ended 12/31/96                         $11.95          (0.36)           2.05             --              (0.08)
Class C
   Six months ended 6/30/99 (unaudited)        $16.25          (0.15)           1.82             --                 --
   Year ended 12/31/98                         $13.97          (0.35)           6.15             --              (3.52)
   Year ended 12/31/97                         $13.54          (0.30)           1.58             --              (0.85)
   Year ended 12/31/96                         $11.95          (0.36)           2.03             --              (0.08)
Class I
   Six months ended 6/30/99 (unaudited)        $16.83          (0.08)           1.91             --                 --
   Year ended 12/31/98                         $14.28          (0.20)           6.27             --              (3.52)
   Year ended 12/31/97                         $13.69          (0.19)           1.63             --              (0.85)
   Year ended 12/31/96                         $11.95          (0.23)           2.05             --              (0.08)

Year ended 12/31/95                            $14.95          (0.12)           2.71             --              (5.59)
Period from 7/1/94 to 12/31/94                 $13.53          (0.07)           1.83             --              (0.34)*
Year ended 6/30/94                             $15.10          (0.11)          (0.57)            --              (0.89)(3)

U.S. EMERGING GROWTH FUND
Class A
   Six months ended 6/30/99 (unaudited)        $14.96          (0.01)           0.02             --                 --
   Year ended 12/31/98                         $13.09          (0.17)           5.02             --              (2.98)
   Year ended 12/31/97                         $12.42          (0.11)           4.09             --              (3.31)
   Period from 1/2/96** to 12/31/96            $10.00          (0.14)           4.47             --              (1.91)
Class B
   Six months ended 6/30/99 (unaudited)        $14.62          (0.06)           0.01             --                 --
   Year ended 12/31/98                         $12.90          (0.27)           4.92             --              (2.93)
   Year ended 12/31/97                         $12.37          (0.21)           4.05             --              (3.31)
   Period from 1/2/96** to 12/31/96            $10.00          (0.24)           4.52             --              (1.91)
Class C
   Six months ended 6/30/99 (unaudited)        $14.63          (0.06)           0.00             --                 --
   Year ended 12/31/98                         $12.88          (0.27)           4.94             --              (2.92)
   Year ended 12/31/97                         $12.36          (0.21)           4.04             --              (3.31)
   Period from 1/2/96** to 12/31/96            $10.00          (0.24)           4.51             --              (1.91)
Class I
   Six months ended 6/30/99 (unaudited)        $15.22           0.00            0.02             --                 --
   Year ended 12/31/98                         $13.25          (0.13)           5.10             --              (3.00)
   Year ended 12/31/97                         $12.51          (0.07)           4.12             --              (3.31)
   Period from 1/2/96** to 12/31/96            $10.00          (0.11)           4.53             --              (1.91)

*Tax return of capital.
**Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, reflect performance of the Growth Fund as a closed-end Fund

--------------------------------------------------------------------------------
                                                                  June 30, 1999
--------------------------------------------------------------------------------

                                                                             Ratio to Average Net Assets
                                                                   ---------------------------------------------
                                                      Ending
                                                     Net Asset
                                                     Value Per     Net Investment          Net           Gross
                                                       Share         Gain (Loss)        Expenses       Expenses
--------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
   Six months ended 6/30/99 (unaudited)              $18.43          (1.09%)(2)           1.96%(2)       1.96%(2)
   Year ended 12/31/98                               $16.66          (1.45%)              2.14%          2.14%
   Year ended 12/31/97                               $14.20          (1.49%)              2.18%          2.18%
   Year ended 12/31/96                               $13.64          (1.81%)              2.13%          2.13%
Class B
   Six months ended 6/30/99 (unaudited)              $17.90          (1.84%)(2)           2.71%(2)       2.71%(2)
   Year ended 12/31/98                               $16.23          (2.18%)              2.89%          2.89%
   Year ended 12/31/97                               $13.99          (2.28%)              2.93%          2.93%
   Year ended 12/31/96                               $13.56          (2.53%)              2.88%          2.88%
Class C
   Six months ended 6/30/99 (unaudited)              $17.92          (1.83%)(2)           2.71%(2)       2.71%(2)
   Year ended 12/31/98                               $16.25          (2.15%)              2.89%          2.89%
   Year ended 12/31/97                               $13.97          (2.32%)              2.93%          2.93%
   Year ended 12/31/96                               $13.54          (2.49%)              2.88%          2.88%
Class I
   Six months ended 6/30/99 (unaudited)              $18.66          (0.86%)(2)           1.72%(2)       1.72%(2)
   Year ended 12/31/98                               $16.83          (1.23%)              1.89%          1.89%
   Year ended 12/31/97                               $14.28          (1.22%)              1.93%          1.93%
   Year ended 12/31/96                               $13.69          (1.56%)              1.88%          1.88%

Year ended 12/31/95                                  $11.95          (0.72%)              1.60%          1.60%
Period from 7/1/94 to 12/31/94                       $14.95          (0.98%)              1.58%(2)       1.58%(2)
Year ended 6/30/94                                   $13.53          (0.63%)              1.55%          1.55%

U.S. EMERGING GROWTH FUND
Class A
   Six months ended 6/30/99 (unaudited)              $14.97          (0.23%)(2)           1.80%(2)       2.21%(2)
   Year ended 12/31/98                               $14.96          (1.16%)              1.80%          2.93%
   Year ended 12/31/97                               $13.09          (0.88%)              1.80%          3.35%
   Period from 1/2/96** to 12/31/96                  $12.42          (1.36%)(2)           1.80%(2)       3.83%
Class B
   Six months ended 6/30/99 (unaudited)              $14.57          (0.98%)(2)           2.55%(2)       2.96%(2)
   Year ended 12/31/98                               $14.62          (1.91%)              2.55%          3.68%
   Year ended 12/31/97                               $12.90          (1.63%)              2.55%          4.10%
   Period from 1/2/96** to 12/31/96                  $12.37          (2.15%)              2.55%          3.62%(2)
Class C
   Six months ended 6/30/99 (unaudited)              $14.57          (0.98%)(2)           2.55%(2)       2.96%(2)
   Year ended 12/31/98                               $14.63          (1.91%)              2.55%          3.68%
   Year ended 12/31/97                               $12.88          (1.63%)              2.55%          4.10%
   Period from 1/2/96** to 12/31/96                  $12.36          (2.13%)              2.55%          4.32%
Class I
   Six months ended 6/30/99 (unaudited)              $15.24           0.02%(2)            1.55%(2)       1.96%(2)
   Year ended 12/31/98                               $15.22          (0.91%)              1.55%          2.68%
   Year ended 12/31/97                               $13.25          (0.63%)              1.55%          3.10%
   Period from 1/2/96** to 12/31/96                  $12.51          (1.09%)(2)           1.55%(2)       3.44%(2)




                                                            Portfolio     Net Assets at
                                                Total       Turnover      End of Period
                                               Return(1)      Rate       (000s Omitted)
---------------------------------------------------------------------------------------
GROWTH FUND
Class A
   Six months ended 6/30/99 (unaudited)         10.62%          75%         $  2,239
   Year ended 12/31/98                          42.90%          78%         $    954
   Year ended 12/31/97                          10.67%         115%         $    604
   Year ended 12/31/96                          14.81%          57%         $    340
Class B
   Six months ended 6/30/99 (unaudited)         10.29%          75%         $  1,841
   Year ended 12/31/98                          41.98%          78%         $    515
   Year ended 12/31/97                           9.77%         115%         $    189
   Year ended 12/31/96                          14.14%          57%         $     37
Class C
   Six months ended 6/30/99 (unaudited)         10.28%          75%         $    720
   Year ended 12/31/98                          42.32%          78%         $    256
   Year ended 12/31/97                           9.82%         115%         $     80
   Year ended 12/31/96                          13.97%          57%         $      2
Class I
   Six months ended 6/30/99 (unaudited)         10.87%          75%         $ 94,117
   Year ended 12/31/98                          43.30%          78%         $ 88,752
   Year ended 12/31/97                          10.85%         115%         $ 80,964
   Year ended 12/31/96                          15.22%          57%         $ 96,458

Year ended 12/31/95                             17.81%         155%         $140,642
Period from 7/1/94 to 12/31/94                  13.06%          19%         $223,317
Year ended 6/30/94                              (4.53%)         70%         $202,192

U.S. EMERGING GROWTH FUND
Class A
   Six months ended 6/30/99 (unaudited)          0.07%          81%         $ 15,874
   Year ended 12/31/98                          38.65%         197%         $  8,058
   Year ended 12/31/97                          33.54%         264%         $  2,117
   Period from 1/2/96** to 12/31/96             43.40%         204%         $  1,275
Class B
   Six months ended 6/30/99 (unaudited)         (0.34%)         81%         $ 14,567
   Year ended 12/31/98                          37.64%         197%         $  8,462
   Year ended 12/31/97                          32.55%         264%         $  3,786
   Period from 1/2/96** to 12/31/96             42.90%         204%         $  1,709
Class C
   Six months ended 6/30/99 (unaudited)         (0.41%)         81%         $  9,788
   Year ended 12/31/98                          37.82%         197%         $  3,301
   Year ended 12/31/97                          32.50%         264%         $  1,519
   Period from 1/2/96** to 12/31/96             42.82%         204%         $  1,766
Class I
   Six months ended 6/30/99 (unaudited)          0.13%          81%         $  8,888
   Year ended 12/31/98                          39.06%         197%         $ 10,344
   Year ended 12/31/97                          33.87%         264%         $ 11,773
   Period from 1/2/96** to 12/31/96             44.32%         204%         $  9,025


(assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2) Adjusted to an annual basis.
(3) Includes tax return of capital of $0.37 per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONCLUDED) -- OPPORTUNITY FUND AND TWENTY-FIVE FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                            Net Realized
                                              Beginning                          and          Dividends     Distributions
                                              Net Asset          Net         Unrealized       from Net        from Net
                                              Value Per      Investment    Gain (Loss) on    Investment      Investment
                                                Share           Loss         Investments       Income           Gains
--------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
   Six months ended 6/30/99 (unaudited)        $15.84          (0.07)            1.80             --             --
   Year ended 12/31/98                         $11.03          (0.17)            6.81             --          (1.83)
   Year ended 12/31/97                         $ 9.87          (0.17)            4.12             --          (2.79)
   Period from 12/26/96* to 12/31/96           $10.00             --            (0.13)            --             --
Class B
   Six months ended 6/30/99 (unaudited)        $15.60          (0.13)            1.77             --             --
   Year ended 12/31/98                         $10.94          (0.27)            6.73             --          (1.80)
   Year ended 12/31/97                         $ 9.87          (0.26)            4.12             --          (2.79)
   Period from 12/26/96* to 12/31/96           $10.00             --            (0.13)            --             --
Class C
   Six months ended 6/30/99 (unaudited)        $15.56          (0.13)            1.77             --             --
   Year ended 12/31/98                         $10.93          (0.27)            6.71             --          (1.81)
   Year ended 12/31/97                         $ 9.87          (0.25)            4.10             --          (2.79)
   Period from 12/26/96* to 12/31/96           $10.00             --            (0.13)            --             --
Class I
   Six months ended 6/30/99 (unaudited)        $15.93          (0.05)            1.82             --             --
   Year ended 12/31/98                         $11.06          (0.14)            6.85             --          (1.84)
   Year ended 12/31/97                         $ 9.87          (0.14)            4.12             --          (2.79)
   Period from 12/26/96* to 12/31/96           $10.00             --            (0.13)            --             --

TWENTY-FIVE FUND
Class A
   Six months ended 6/30/99 (unaudited)        $16.06          (0.06)            3.28             --             --
   Year ended 12/31/98                         $10.00          (0.15)            7.63           (0.07)        (1.35)
Class B
   Six months ended 6/30/99 (unaudited)        $15.89          (0.13)            3.26             --             --
   Year ended 12/31/98                         $10.00          (0.27)            7.57           (0.06)        (1.35)
Class C
   Six months ended 6/30/99 (unaudited)        $15.96          (0.13)            3.30             --             --
   Year ended 12/31/98                         $10.00          (0.25)            7.58           (0.02)        (1.35)
Class I
   Six months ended 6/30/99 (unaudited)        $16.07          (0.04)            3.30             --             --
   Year ended 12/31/98                         $10.00          (0.10)            7.61           (0.09)        (1.35)

*Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) Adjusted to an annual basis.
(3) For Opportunity Fund, excluding interest expense, net of reimbursement.
(4) For Opportunity Fund, excluding interest expense, before reimbursement.
(5) For Opportunity Fund, including interest expense, before reimbursement.

--------------------------------------------------------------------------------
                                                                   June 30, 1999
--------------------------------------------------------------------------------

                                                                               Ratio to Average Net Assets
                                                             -----------------------------------------------------------------
                                                 Ending
                                                Net Asset                                                     Gross Expenses
                                                Value Per    Net Investment        Net           Gross           Including
                                                  Share           Loss          Expenses(3)    Expenses(4)  Interest Expense(5)
------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
   Six months ended 6/30/99 (unaudited)          $17.57         (0.77%)(2)       2.14%(2)       2.43%(2)           N/A
   Year ended 12/31/98                           $15.84         (1.28%)          2.14%          3.35%            3.45%
   Year ended 12/31/97                           $11.03         (1.71%)          2.14%          6.57%            6.85%
   Period from 12/26/96* to 12/31/96             $ 9.87         (2.14%)(2)       2.14%(2)       4.23%(2)         4.23%(2)
Class B
   Six months ended 6/30/99 (unaudited)          $17.24         (1.52%)(2)       2.89%(2)       3.18%(2)           N/A
   Year ended 12/31/98                           $15.60         (2.03%)          2.89%          4.10%            4.20%
   Year ended 12/31/97                           $10.94         (2.36%)          2.89%          7.32%            7.50%
   Period from 12/26/96* to 12/31/96             $ 9.87         (2.98%)(2)       2.89%(2)       4.98%(2)         4.98%(2)
Class C
   Six months ended 6/30/99 (unaudited)          $17.20         (1.52%)(2)       2.89%(2)       3.18%(2)           N/A
   Year ended 12/31/98                           $15.56         (2.06%)          2.89%          4.10%            4.20%
   Year ended 12/31/97                           $10.93         (2.49%)          2.89%          7.32%            7.63%
   Period from 12/26/96* to 12/31/96             $ 9.87         (3.02%)(2)       2.89%(2)(3)    4.98%(2)         4.98%(2)
Class I
   Six months ended 6/30/99 (unaudited)          $17.70         (0.52%)(2)       1.89%(2)       2.18%(2)           N/A
   Year ended 12/31/98                           $15.93         (1.04%)          1.89%          3.10%            3.20%
   Year ended 12/31/97                           $11.06         (1.56%)          1.89%          6.32%            6.70%
   Period from 12/26/96* to 12/31/96             $ 9.87         (1.89%)(2)       1.89%(2)       3.98%(2)         3.98%(2)

TWENTY-FIVE FUND
Class A
   Six months ended 6/30/99 (unaudited)          $19.28         (0.72%)(2)       2.25%(2)      2.72%(2)            N/A
   Year ended 12/31/98                           $16.06         (1.06%)          2.25%          9.37%              N/A
Class B
   Six months ended 6/30/99 (unaudited)          $19.02         (1.47%)(2)       3.00%(2)       3.47%(2)           N/A
   Year ended 12/31/98                           $15.89         (1.78%)          3.00%         10.12%              N/A
Class C
   Six months ended 6/30/99 (unaudited)          $19.13         (1.47%)(2)       3.00%(2)       3.47%(2)           N/A
   Year ended 12/31/98                           $15.96         (1.81%)          3.00%         10.12%              N/A
Class I
   Six months ended 6/30/99 (unaudited)          $19.33         (0.47%)(2)       2.00%(2)       2.47%(2)           N/A
   Year ended 12/31/98                           $16.07         (0.74%)          2.00%          9.12%              N/A




                                                           Portfolio     Net Assets at
                                              Total        Turnover      End of Period
                                             Return(1)       Rate       (000s Omitted)
--------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
   Six months ended 6/30/99 (unaudited)       10.92%         113%         $22,745
   Year ended 12/31/98                        60.83%         376%         $ 9,852
   Year ended 12/31/97                        41.15%         298%         $ 1,084
   Period from 12/26/96* to 12/31/96          (1.30%)          0%         $   112
Class B
   Six months ended 6/30/99 (unaudited)       10.51%         113%         $17,047
   Year ended 12/31/98                        59.60%         376%         $ 8,388
   Year ended 12/31/97                        40.25%         298%         $ 2,298
   Period from 12/26/96* to 12/31/96          (1.30%)          0%         $     1
Class C
   Six months ended 6/30/99 (unaudited)       10.54%         113%         $11,606
   Year ended 12/31/98                        59.53%         376%         $ 2,764
   Year ended 12/31/97                        40.12%         298%         $   427
   Period from 12/26/96* to 12/31/96          (1.30%)          0%         $     1
Class I
   Six months ended 6/30/99 (unaudited)       11.11%         113%         $19,822
   Year ended 12/31/98                        61.29%         376%         $18,182
   Year ended 12/31/97                        41.45%         298%         $ 3,973
   Period from 12/26/96* to 12/31/96          (1.30%)          0%         $   286

TWENTY-FIVE FUND
Class A
   Six months ended 6/30/99 (unaudited)       20.05%         129%         $12,790
   Year ended 12/31/98                        75.21%         294%         $ 3,181
Class B
   Six months ended 6/30/99 (unaudited)       19.70%         129%         $ 9,366
   Year ended 12/31/98                        73.37%         294%         $ 2,321
Class C
   Six months ended 6/30/99 (unaudited)       19.86%         129%         $ 5,864
   Year ended 12/31/98                        73.69%         294%         $   667
Class I
   Six months ended 6/30/99 (unaudited)       20.29%         129%         $ 9,194
   Year ended 12/31/98                        75.43%         294%         $ 2,926

INVESTMENT ADVISER
Jundt Associates, Inc.
1550 Utica Avenue South
Suite 950
Minneapolis, MN 55416

DISTRIBUTOR
U.S. Growth Investments, Inc.
1550 Utica Avenue South
Suite 935
Minneapolis, MN 55416

ADMINISTRATOR
Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ08543-9095

TRANSFER AGENT
National Financial Data Services
P.O. Box 219168
Kansas City, MO 64121-9168
1-800-370-0612

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth & Marquette
Minneapolis, MN 55479

INDEPENDENT AUDITORS
KPMG LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN 55402

LEGAL COUNSEL
Faegre & Benson LLP
2200 Norwest Center
Minneapolis, MN 55402


FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT
1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND AND JUNDT TWENTY-FIVE FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

GENERAL INFORMATION REGARDING EACH FUND'S PORTFOLIO, UPDATED MONTHLY, IS AVAILABLE BY CALLING PRINCETON ADMINISTRATORS, L.P., AT 1-800-543-6217 OR 1-609-282-4600.